Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Stable Road Acquisition Corp [Member]
Restatement of Previously Issued Consolidated Financial Statements (Tables) [Line Items]
Schedule of financial statement
	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 13, 2019 (audited)
Warrant Liabilities	$—	$13,996,325	$13,996,325
Total Liabilities	6,902,150	13,996,325	20,898,475
Class A Common Stock Subject to Possible Redemption	162,038,390	(13,996,330)	148,042,060
Class A Common Stock	159	140	299
Additional Paid-in Capital	5,011,163	857,554	5,868,717
(Accumulated Deficit) Retained Earnings	(11,750)	(857,689)	(869,439)
Total Stockholders’ Equity	5,000,003	5	5,000,008
Number of Class A common stock subject to redemption	16,203,839	(1,399,633)	14,804,206

Balance sheet as of December 31, 2019 (audited)
Warrant Liabilities	$—	$7,857,175	$7,857,175
Total Liabilities	7,095,309	7,857,175	14,952,484
Class A Common Stock Subject to Possible Redemption	162,112,500	(7,857,180)	154,255,320
Class A Common Stock	158	78	236
Additional Paid-in Capital	4,937,054	(4,937,054)	0
(Accumulated Deficit) Retained Earnings	62,359	4,936,981	4,999,340
Total Stockholders’ Equity	5,000,002	5	5,000,004

Balance sheet as of March 31, 2020 (unaudited)
Warrant Liabilities	$—	$6,907,475	$6,907,475
Total Liabilities	7,240,139	6,907,475	14,147,614
Class A Common Stock Subject to Possible Redemption	162,371,970	(6,907,480)	155,464,490
Class A Common Stock	156	69	225
Additional Paid-in Capital	4,677,586	(4,677,586)	0
(Accumulated Deficit) Retained Earnings	321,830	4,677,522	4,999,352
Total Stockholders’ Equity	5,000,003	5	5,000,008

Balance sheet as of June 30, 2020 (unaudited)
Warrant Liabilities	$—	$5,721,775	$5,721,775
Total Liabilities	7,038,476	5,721,775	12,760,251
Class A Common Stock Subject to Possible Redemption	162,408,340	(5,721,780)	156,686,560
Class A Common Stock	155	57	212
Additional Paid-in Capital	4,641,217	(4,641,217)	0
(Accumulated Deficit) Retained Earnings	358,202	4,641,165	4,999,367
Total Stockholders’ Equity	5,000,005	5	5,000,010

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$10,424,088	$10,424,088
Total Liabilities	6,989,141	10,424,088	17,413,229
Class A Common Stock Subject to Possible Redemption	162,243,730	(10,424,090)	151,819,640
Class A Common Stock	157	104	261
Additional Paid-in Capital	4,805,825	61,046	4,866,871
Accumulated Deficit) Retained Earnings	193,592	(61,148)	132,444
Total Stockholders’ Equity	5,000,005	2	5,000,007
	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$48,077,888	$48,077,888
Total Liabilities	9,385,896	48,077,888	57,463,784
Class A Common Stock Subject to Possible Redemption	159,347,050	(48,077,890)	111,269,160
Class A Common Stock	186	480	666
Additional Paid-in Capital	7,702,476	37,714,470	45,416,946
Accumulated Deficit	(2,703,091)	(37,714,948)	(40,418,039)
Total Stockholders’ Equity	5,000,002	2	5,000,004

Statement of operations for period from May 28, 2019 (inception) through December 31, 2019 (audited)
Net income (loss)	$62,359	$5,281,461	$5,343,820
Transaction Costs	—	(857,689)	(857,689)
Change in fair value of warrant liabilities	—	6,139,150	6,139,150
Basic net loss per share, Class A and Class B non-redeemable common stock	(0.03)	1.31	1.28
Diluted net loss per share, Class A and Class B non-redeemable common stock	—	1.24	1.24

Statement of operations for the Three months ended March 31, 2020 (unaudited)
Net income (loss)	$259,471	$949,700	$1,209,171
Change in fair value of warrant liabilities	—	949,700	949,700
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock	(0.04)	0.20	0.16

Statement of operations for the Three months ended June 30, 2020 (unaudited)
Net income (loss)	$36,372	$1,185,700	$1,222,072
Change in fair value of warrant liabilities	—	1,185,700	1,185,700
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.05)	0.24	0.19

Statement of operations for the Six months ended June 30, 2020 (unaudited)
Net income (loss)	$295,843	$2,135,400	$2,431,243
Change in fair value of warrant liabilities	—	2,135,400	2,135,400
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.09)	0.44	0.35

Statement of operations for the Three months ended September 30, 2020 (unaudited)
Net income (loss)	$(164,610)	$(4,702,313)	$(4,866,923)
Change in fair value of warrant liabilities	—	(4,702,313)	(4,702,313)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.04)	(0.96)	(1.00)
	As Previously Reported	Adjustments	As Restated
Statement of operations for the Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$131,233	$(2,566,913)	$(2,435,680)
Change in fair value of warrant liabilities	—	(2,566,913)	(2,566,913)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.13)	(0.53)	(0.66)

Statement of operations for the Year ended December 31, 2020 (audited)
Net income (loss)	$(2,765,450)	$(40,220,713)	$(42,986,163)
Change in fair value of warrant liabilities	—	(40,220,713)	(40,220,713)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.72)	(8.28)	(9.00)

Statements of Cash Flows for the Period ended December 31, 2019 (audited)
Net income (loss)	$62,359	$5,281,461	$5,343,820
Transaction costs allocable to warrant liabilities	—	857,689	857,689
Change in fair value of warrant liabilities	—	(6,139,150)	(6,139,150)

Statements of Cash Flows for the Three months ended March 31, 2020 (unaudited)
Net income (loss)	$259,471	$949,700	$1,209,171
Change in fair value of warrant liabilities	—	(949,700)	(949,700)

Statements of Cash Flows for the Six months ended June 30, 2020 (unaudited)
Net income (loss)	$295,843	$2,135,400	$2,431,243
Change in fair value of warrant liabilities	—	(2,135,400)	(2,135,400)

Statements of Cash Flows for the Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$131,233	$(2,566,913)	$(2,435,680)
Change in fair value of warrant liabilities	—	2,566,913	2,566,913

Statements of Cash Flows for the Year ended December 31, 2020 (audited)
Net income (loss)	$(2,765,450)	$(40,220,713)	$(42,986,163)
Change in fair value of warrant liabilities	—	40,220,713	40,220,713